BALANCE SHEET COMPONENTS - Additional Information (Details)	1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($)	Nov. 30, 2023	Jun. 30, 2025 USD ($) ft²	Jun. 30, 2024 USD ($)	Apr. 30, 2025	Jun. 30, 2025 USD ($) ft²	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Public Utilities, Inventory [Line Items]
Write-down of inventory			$ 0	$ 0		$ 0	$ 28,012	$ 28,012	$ 640,000
Inventory was written down to net realizable value			1,526,467			1,526,467
Depreciation and amortization			0	$ 132,643		$ 446,449	$ 389,538	790,529	505,898
Lease agreement description						As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the six months ended June 30, 2025
No longer had control over the inventory and that recovery not probable due to inventory written down to net realizable value			0			$ 0
Net book value			0			0
Inventory value			0			0		1,526,467	1,456,275
Property and equipment, net			$ 0			$ 0		$ 4,834,729	$ 5,650,976
COLORADO [Member] | Office Building [Member]
Public Utilities, Inventory [Line Items]
Area of land | ft²			27,900			27,900		27,900
Operating lease extended expiry		2025-06				2025-06
Centennial Tech Industrial Owner LLC [Member]
Public Utilities, Inventory [Line Items]
Landlord obtained default judgment against the Company	$ 409,278							$ 409,278
Accrued interest rate					10.00%